Bank Loans (Tables)	12 Months Ended
Sep. 30, 2022
Debt Disclosure [Abstract]
Schedule of short-term borrowings
	September 30, 2022	September 30, 2021
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”)	$-	$758,749
Total	$-	$758,749

Schedule of Long-term bank loans
	September 30, 2022	September 30, 2021
Wenzhou Minshang Bank (1)	$112,462	$433,571
Wenzhou Minshang Bank (2)	820,974	904,304
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (3)	1,405,778	-
Zhejiang Wenzhou Longwan Rural Commercial Bank (“Longwan RCB”) (4)	688,832	-
Total	$3,028,046	$1,337,875
Less: Long-term bank loans - current portion	933,436	309,693
Long-term bank loans - non-current portion	$2,094,610	$1,028,182

Schedule of bank loans
Twelve months ending September 30,	Repayment
2023	$933,436
2024	-
2025	2,094,610
Total	$3,028,046